Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
The Company is involved from time to time in various litigations, claims and administrative proceedings arising out of the ordinary conduct of its business. Amounts recorded for identified contingent liabilities are estimates, which are reviewed periodically and adjusted to reflect additional information when it becomes available. Subject to the uncertainties inherent in estimating future costs for contingent liabilities, management believes that any liability which may result from these legal matters would not have a material adverse effect on the Company's business or financial condition.
Equipment Lease Agreement
In the third quarter of 2011, the Company's state-of-the-art spunmelt line in Waynesboro, Virginia commenced commercial production. The plant expansion increased capacity to meet demand for nonwoven materials in the hygiene and healthcare applications in the U.S. The line was principally funded by a seven year equipment lease with a capitalized cost of $53.6 million. From the commencement of the lease to its fourth anniversary date, the Company will make annual lease payments of $8.3 million. From the fourth anniversary date to the end of the lease term, the Company's annual lease payments may change, as defined in the lease agreement. The aggregate future lease payments under the agreement, subject to adjustment, are expected to approximate $58 million. The lease includes covenants, events of default and other provisions that requires the Company to maintain certain financial ratios and other requirements.
Providência Tax Claims
In connection with the acquisition of Providência, the Company is party to the Providência Tax Claims. The Providência Tax Claims relate to two tax deficiency notices received in August and November 2013 relating to Providência's 2007 and 2008 tax filings. At the Providência Acquisition Date and at each subsequent reporting period, the Company evaluated whether the Providência Tax Claims qualified for recognition and determined it was more likely than not that Providência's position would be sustained upon challenge by the the Brazilian courts. This determination was based on advice received from the Company's Brazilian legal counsel. Therefore, the Company did not record an uncertain tax position liability for this matter.
At the Providência Acquisition Date, the Deferred Purchase Price was $47.9 million. If the Providência Tax Claims are resolved in the Company's favor, the Deferred Purchase Price will be paid to the selling shareholders. However, if the Company or Providência incur actual tax liability in respect to the Providência Tax Claims, the amount of Deferred Purchase Price owed to the selling shareholders will be reduced by the amount of such actual tax liability. At March 31, 2015, the remeasured and accreted balance of the Deferred Purchase Price was $36.0 million. Based on the Company's estimate, the resolution of the Providência Tax Claims is expected to take longer than a year. Refer to Note 4, "Acquisitions" for further information on the accounting of the Deferred Purchase Price and the Providência Tax Claims.
Redeemable Noncontrolling Interest
In connection with the Providência Acquisition, as required by Brazilian law, PGI Acquisition Company filed the Mandatory Tender Offer registration request with the CVM in order to launch, after its approval, a tender offer to acquire all of the remaining outstanding capital stock of Providência from the minority shareholders. As of March 31, 2015, the Mandatory Tender Offer was still under review by the CVM. Hence, the conditions for the launch of the Mandatory Tender Offer have not been met as of March 31, 2015. However, once the Mandatory Tender Offer is approved and launched, the minority shareholders will have the right, but not the obligation, to sell their remaining outstanding capital stock of Providência. Given such right of the minority shareholders, the Company determined that ASC 480 requires the noncontrolling interest to be presented as mezzanine equity on the Consolidated Balance Sheets and adjusted to its estimated maximum redemption amount at each balance sheet date. At March 31, 2015, the redemption value of the redeemable noncontrolling interest was $76.6 million. Refer to Note 14, "Redeemable Noncontrolling Interest" for further information on the accounting of the redeemable noncontrolling interest.
Financing Obligation
As a result of the Fiberweb Acquisition, the Company acquired a manufacturing facility in Old Hickory, Tennessee, the assets of which included a utility plant used to generate steam for use in its manufacturing process. Upon completion of its construction in 2011, the utility plant was sold to a unrelated third-party and subsequently leased back by Fiberweb for a period of 10 years. The Company has accounted for this transaction as a direct financing lease, recognizing the assets as part of property, plant and equipment and a related financing obligation as a long-term liability. Cash payments to the lessor are allocated between interest expense and amortization of the financing obligation. At the end of the lease term, the Company will recognize the sale of the utility plant, however, no gain or loss will be recognized as the financing obligation will equal the expected carrying value of the assets. At March 31, 2015, the outstanding balance of the financing obligation was $18.0 million, which is included in Other noncurrent liabilities in the Consolidated Balance Sheets.
Environmental
The Company is subject to a broad range of federal, foreign, state and local laws and regulations relating to pollution and protection of the environment. The Company believes that it is currently in substantial compliance with applicable environmental requirements and does not currently anticipate any material adverse effect on its operations, financial or competitive position as a result of its efforts to comply with environmental requirements. Some risk of environmental liability is inherent, however, in the nature of the Company’s business and, accordingly, there can be no assurance that material environmental liabilities will not arise.

Commitments and Contingencies
The Company is involved from time to time in various litigations, claims and administrative proceedings arising out of the ordinary conduct of its business. Amounts recorded for identified contingent liabilities are estimates, which are reviewed periodically and adjusted to reflect additional information when it becomes available. Subject to the uncertainties inherent in estimating future costs for contingent liabilities, management believes that any liability which may result from these legal matters would not have a material adverse effect on the Company's business or financial condition.
Non-affiliate Leases
The Company leases certain manufacturing, warehousing and other facilities and equipment under operating leases. The leases on most of the properties contain renewal provisions. Future minimum rental payments required under non-affiliate operating leases that have initial or remaining non-cancelable lease terms in excess of one year at December 31, 2014 are presented in the following table:

In thousands	Gross Minimum Rental Payments
2015	$15,352
2016	14,093
2017	13,345
2018	11,495
2019	3,912
Thereafter	20,267
Total	$78,464

Rent expense (net of sub-lease income), including incidental leases, was $20.1 million, $15.4 million and $14.5 million for the Company during the fiscal years ended December 31, 2014, December 28, 2013 and December 29, 2012, respectively. These expenses are generally recognized on a straight-line basis over the life of the lease.
In the third quarter of 2011, the Company's state-of-the-art spunmelt line in Waynesboro, Virginia commenced commercial production. The plant expansion increased capacity to meet demand for nonwoven materials in the hygiene and healthcare applications in the U.S. The line was principally funded by a seven year equipment lease with a capitalized cost of $53.6 million. From the commencement of the lease to its fourth anniversary date, the Company will make annual lease payments of $8.3 million. From the fourth anniversary date to the end of the lease term, the Company's annual lease payments may change, as defined in the lease agreement. The aggregate monthly lease payments under the agreement, subject to adjustment, are expected to approximate $58 million. The lease includes covenants, events of default and other provisions that requires the Company to maintain certain financial ratios and other requirements.
Financing Obligation
As a result of the Fiberweb Acquisition, the Company acquired a manufacturing facility in Old Hickory, Tennessee, the assets of which included a utility plant used to generate steam for use in its manufacturing process. Upon completion of its construction in 2011, the utility plant was sold to an unrelated third-party and subsequently leased back by Fiberweb for a period of 10 years. The Company has accounted for this transaction as a direct financing lease, recognizing the assets as part of property, plant and equipment and a related financing obligation as a long-term liability. Cash payments to the lessor are allocated between interest expense and amortization of the financing obligation. At the end of the lease term, the Company will recognize the sale of the utility plant, however, no gain or loss will be recognized as the financing obligation will equal the expected carrying value of the assets. At December 31, 2014, the outstanding balance of the financing obligation was $18.4 million, which is included in Other noncurrent liabilities in the Consolidated Balance Sheets.
Purchase Commitments
At December 31, 2014, the Company had purchase commitments of $92.1 million, of which $77.1 million related to the purchase of raw materials in the normal course of business. The remaining $15.0 million related to capital projects, primarily associated with the plan to relocate the Company's Nanhai, China manufacturing facilities and the warehouse expansion project at the Company's Old Hickory, Tennessee manufacturing facilities.
Providência Tax Claims
Total consideration paid for the acquisition of Providência includes $47.9 million of deferred purchase price which is denominated in Brazilian Reais. The Deferred Consideration accretes at a rate of 9.5% per annum compounded daily, which shall be paid to the selling stockholders to the extent certain existing and potential tax claims of Providência are resolved in Providência's favor. At December 31, 2014, the outstanding balance of the Deferred Consideration was $42.4 million. If the Company incurs actual tax liability with respect to the Providência Tax Claims, the amount of the Deferred Purchase Price owed to the selling stockholders will be reduced by the amount of such actual tax liability. The Company will be responsible for any actual tax liability in excess of the Deferred Purchase Price. The Deferred Consideration is reflected on the Consolidated Balance Sheet as a noncurrent liability as the settlement of existing and potential claims is expected to be greater than one year. Refer to Note 4, "Acquisitions" for further information on the accounting of the Deferred Consideration.
Redeemable Noncontrolling Interest
In connection with the Providência Acquisition, as required by Brazilian law, PGI Acquisition Company filed the Mandatory Tender Offer registration request with the CVM in order to launch, after its approval, a tender offer to acquire all of the remaining outstanding capital stock of Providência from the minority shareholders. As of December 31, 2014, the Mandatory Tender Offer was still under review by the CVM. Hence, the conditions for the launch of the Mandatory Tender Offer have not been met as of December 31, 2014. However, once the Mandatory Tender Offer is approved and launched, the minority shareholders will have the right, but not the obligation, to sell their remaining outstanding capital stock of Providência. Given such right of the minority shareholders, the Company determined that ASC 480 requires the noncontrolling interest to be presented as mezzanine equity on the Consolidated Balance Sheets and adjusted to its estimated maximum redemption amount at each balance sheet date. At December 31, 2014, the redemption value of the redeemable noncontrolling interest was $89.2 million. Refer to Note 17, "Redeemable Noncontrolling Interest" for further information on the accounting of the redeemable noncontrolling interest.
Environmental
The Company is subject to a broad range of federal, foreign, state and local laws and regulations relating to pollution and protection of the environment. The Company believes that it is currently in substantial compliance with applicable environmental requirements and does not currently anticipate any material adverse effect on its operations, financial or competitive position as a result of its efforts to comply with environmental requirements. Some risk of environmental liability is inherent, however, in the nature of the Company’s business and, accordingly, there can be no assurance that material environmental liabilities will not arise.